SCHEDULE OF NET INVESTMENT IN LEASES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Sales-type Leases And Net Investment In Lease
Lease receivable	¥ 3,763	¥ 6,215
Unguaranteed residual asset
Net investment in the lease	3,763	6,215
Current portion	(1,874)	(3,627)
Long-term portion	¥ 1,889	¥ 2,588